OPERATING DATA (Tables)	12 Months Ended
Dec. 31, 2023
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Schedule of Movements in Trade and Other Receivables
The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2023, 2022 and 2021.

	Year ended December 31,
	2023	2022	2021
Trade accounts receivable and other - opening balance	3,839	5,143	3,072
Performance obligations satisfied	68,275	79,844	76,571
Payments received	(68,590)	(80,977)	(74,036)
Impairment of receivables (net of write backs and utilization)	(165)	—	(69)
Reclassification of the period-end receivables from /(to) held for sale and recognition (derecognition) of receivables related to business combination and divestments [1]	189	190	182
TSR receivables retained in ArcelorMittal USA divestment [2]	—	—	(260)
Foreign exchange and others	113	(361)	(317)
Trade accounts receivable and other - closing balance	3,661	3,839	5,143
1. 2023 mainly included receivables acquired as part of acquisition of ArcelorMittal Pecém (see note 2.2.4) and receivables from ArcelorMittal Temirtau recognized upon disposal partially offset by the derecognition of ArcelorMittal Temirtau's receivables (see note 2.3). 2022 included mainly receivables acquired as part of acquisition of ArcelorMittal Texas HBI (see note 2.2.4). 2021 included mainly receivables from the joint venture Acciaierie d'Italia (see note 2.3).
2.Cash collateral provided by the Company for the TSR receivables retained in ArcelorMittal USA at the time of disposal in 2020, subsequently fully realized in 2021.

Schedule of Cost of Sales
Cost of sales includes the following components:

	Year ended December 31,
	2023	2022	2021
Materials	46,422	51,353	42,737
Labor costs	7,038	6,721	6,886
Logistic expenses	4,028	4,096	3,931
Depreciation and amortization	2,675	2,580	2,523
Net impairment charges/ (reversal) (note 5.3)	1,038	1,026	(218)
Foreign exchange translation losses upon disposal of Kazakhstan operations (note 2.3)	1,469	—	—
Other	868	1,533	1,478
Total	63,538	67,309	57,337

Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses

	December 31,
	2023	2022
Gross amount	4,025	4,029
Allowance for lifetime expected credit losses	(364)	(190)
Total	3,661	3,839

Exposure to Credit Risk by Reportable Segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2023	2022
NAFTA	337	289
Brazil	1,400	1,127
Europe	1,587	2,011
ACIS	264	347
Mining	73	65
Total	3,661	3,839

Aging of Trade Accounts Receivable
Aging of trade accounts receivable

	December 31,			December 31,
	2023			2022
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	3,070	(19)	3,051	3,063	(17)	3,046
Overdue 1-30 days	303	(1)	302	366	(2)	364
Overdue 31-60 days	83	(2)	81	120	(1)	119
Overdue 61-90 days	44	(1)	43	40	—	40
Overdue 91-180 days	143	(12)	131	97	(2)	95
More than 180 days	382	(329)	53	343	(168)	175
Total	4,025	(364)	3,661	4,029	(190)	3,839

Movement in the Allowance for Lifetime Expected Credit Losses	The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2023	2022	2021
Allowance - opening balance	190	206	136
Additions	178	19	87
Write backs / utilization	(13)	(19)	(18)
Foreign exchange and others	9	(16)	1
Allowance - closing balance	364	190	206

Schedule of Inventories
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,434 and 1,629 as of December 31, 2023 and 2022, respectively, are comprised of the following:

	December 31,
	2023	2022
Finished products	5,372	5,906
Production in process	4,741	5,343
Raw materials	6,334	6,639
Manufacturing supplies, spare parts and other [1]	2,312	2,199
Total	18,759	20,087
1.Including spare parts of 1.7 billion and 1.5 billion, and manufacturing and other supplies of 0.6 billion and 0.7 billion as of December 31, 2023 and 2022, respectively.
Movement in Inventory Reserve
Movements in the inventory write-downs are as follows:

	Year ended December 31,
	2023	2022	2021
Inventory write-downs - opening balance	1,629	1,023	1,079
Additions [1]	516	759	178
Deductions / Releases [2]	(681)	(136)	(236)
Foreign exchange and others	(30)	(17)	2
Inventory write-downs - closing balance	1,434	1,629	1,023
1.Additions refer to write-downs of inventories excluding those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilization related to the prior periods.

Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2023	2022
VAT receivables	792	1,144
Prepaid expenses and non-trade receivables	658	732
Financial amounts receivable[2]	247	122
Income tax receivable	209	158
Receivables from public authorities	206	152
Receivables from sale of intangible, tangible and financial assets	81	67
Derivative financial instruments (notes 6.1 and 6.3)	643	737
CO2 emission rights	3	491
Other [1]	198	175
Total	3,037	3,778
1.Other included mainly advances to employees, accrued interest and other miscellaneous receivables.
2.Includes at December 31, 2023 114 of outstanding receivables in connection with the sale of ArcelorMittal Temirtau (see note 2.3).
Schedule of Other Assets
Other assets consisted of the following:

	December 31,
	2023	2022
Derivative financial instruments (notes 6.1 and 6.3)	163	835
Financial amounts receivable[2]	785	429
Long-term VAT receivables	215	74
Cash guarantees and deposits	178	155
Receivables from public authorities	115	73
Accrued interest	27	24
Receivables from sale of intangible, tangible and financial assets	100	139
Income tax receivable	91	68
Other [1]	185	124
Total	1,859	1,921
1.Other mainly includes assets in pension funds and other amounts receivable.
2.Includes at December 31, 2023 342 of outstanding receivables in connection with the sale of ArcelorMittal Temirtau (see note 2.3).
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities were comprised of the following:

	December 31,
	2023	2022
Accrued payroll and employee related expenses	1,403	1,415
Accrued interest and other payables	1,134	1,049
Payable from acquisition of intangible, tangible & financial assets	1,270	1,123
Other amounts due to public authorities	691	652
Derivative financial instruments (notes 6.1 and 6.3)	360	379
Put option liability ArcelorMittal Sul Fluminense (note 11.5.2)	—	179
Unearned revenue and accrued payables	109	67
Total	4,967	4,864